Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 5,789,574	$ 4,283,397				$ 416,798
Accrued compensation and benefits	2,313,363	2,176,070				1,240,038
Accrued interest	882,925	558,358				52,028
Accrued sales and use tax	1,210,044	999,547				761,873
Accrued financing lease	543,770	446,890				0
Other accrued liabilities	976,908	879,397				115,544
Total accounts payable and accrued liabilities	$ 11,716,584	$ 9,343,659	$ 9,276,331	$ 8,044,881	$ 2,640,803	$ 2,586,281	$ 2,411,800	$ 1,711,631